GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

9. GOODWILL AND OTHER INTANGIBLE ASSETS

Intangible assets are summarized as follows:

	March 31,
	2017		2018
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥36,591	¥17,242	¥52,023	¥20,852
Software	41,937	31,667	38,325	28,686
Trademark	8,640	2,299	11,732	3,564
Non-patent technology	4,679	2,005	8,652	2,318
Patent rights	15,755	11,194	15,942	10,267
Other	17,359	5,925	18,845	6,856

Total	¥124,961	¥70,332	¥145,519	¥72,543

	March 31,
	2017	2018
	Gross Carrying Amount	Gross Carrying Amount
	(Yen in millions)
Intangible assets not subject to amortization:
Trademark	¥6,605	¥7,210
Other	1	—

Total	¥6,606	¥7,210

Intangible assets acquired during the year ended March 31, 2018 are as follows:

Year ended March 31, 2018
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥15,712
Software	4,730
Trademark	3,061
Non-patent technology	3,962
Patent rights	2,688
Other	1,318

Total	¥31,471

The weighted average amortization periods for customer relationships, software, trademark, non-patent technology and patent rights which were acquired during the year ended March 31, 2018 are 14 years, four years, nine years, 10 years and 16 years, respectively.

Total amortization of intangible assets during the years ended March 31, 2017 and 2018 amounted to ¥11,320 million and ¥12,513 million, respectively. The estimated aggregate amortization expenses for intangible assets for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2019	¥10,365
2020	8,432
2021	7,352
2022	6,174
2023	5,084

The changes in the amounts of goodwill by segment in the years ended March 31, 2017 and 2018 are as follows:

	Industrial & Automotive Components Group	Semiconductor Components Group	Electronic Devices Group	Communications Group	Document Solutions Group	Life & Environment Group	Others	Total
	(Yen in millions)
Balance at March 31, 2016
Goodwill	¥32,729	¥6,943	¥48,091	¥28,200	¥23,306	¥3,563	¥1,227	¥144,059
Accumulated impairment losses	(19,558)	—	(729)	(21,151)	(22)	—	—	(41,460)

	13,171	6,943	47,362	7,049	23,284	3,563	1,227	102,599
Goodwill acquired during the year	4,145	—	—	—	6,023	—	—	10,168
Impairment of goodwill	—	—	—	—	—	—	—	—
Translation adjustments and reclassification to other accounts	(773)	(4)	(215)	—	(1,274)	(31)	—	(2,297)

Balance at March 31, 2017
Goodwill	36,101	6,939	47,876	28,200	28,055	3,532	1,227	151,930
Accumulated impairment losses	(19,558)	—	(729)	(21,151)	(22)	—	—	(41,460)

	16,543	6,939	47,147	7,049	28,033	3,532	1,227	110,470
Goodwill acquired during the year	16,101	—	11,150	—	6,012	—	—	33,263
Impairment of goodwill	—	—	—	—	—	—	—	—
Translation adjustments and reclassification to other accounts	1,048	(26)	(1,792)	—	1,305	—	—	535

Balance at March 31, 2018
Goodwill	53,250	6,913	57,234	28,200	35,372	3,532	1,227	185,728
Accumulated impairment losses	(19,558)	—	(729)	(21,151)	(22)	—	—	(41,460)

	¥33,692	¥6,913	¥56,505	¥7,049	¥35,350	¥3,532	¥1,227	¥144,268

As described “Goodwill and other intangible assets” in Note 1 to Kyocera’s consolidated financial statements included in this annual report on Form 20-F, we assess our goodwill for impairment annually as of January 1, and also whenever indicators of impairment exist.

Two steps shall be performed for the impairment test for Goodwill. The first step (“identification of potential impairment”) is a comparison of each reporting unit’s fair value with its carrying amount, including goodwill. If the fair value of any reporting unit exceeds its carrying amount, the goodwill of the reporting unit is considered not impaired. If the carrying amount of any reporting unit exceeds its fair value, the second step shall be performed to measure the amount of impairment loss. The second step (“measurement of impairment loss”) compares the implied fair value of a reporting unit’s goodwill with the carrying amount of the goodwill and if the carrying amount exceeds the implied fair value, the exceeded amount is recognized as impairment loss. The implied fair value of the goodwill is determined in the same manner as the amount of goodwill recognized in a business combination is determined. That is, fair value of the reporting unit is allocated to all of the assets and liabilities of the unit (including any unrecognized intangible assets), and the excess of the fair value of the reporting unit over the amount assigned to its assets and liabilities is the implied fair value of the goodwill.

In fiscal 2016, Kyocera recognized an impairment loss on goodwill in the amount of ¥14,143 million in the liquid crystal displays business (“Reporting Unit”) included in the Industrial & Automotive Components Group. The loss was recorded due to a decline in the fair value of this Reporting Unit determined based on its updated future estimated cash flows, reflecting the deterioration of the profitability in the business. The fair value of this Reporting Unit was determined using the discounted cash flows method (income approach).